Information by Segment - Summary of Inter Segment Policies for Segment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) [1]
Disclosure of operating segments [line items]
Total revenues	$ 460,456	$ 23,445	$ 399,507	$ 311,589
Gross profit	170,268	8,669	148,204	123,179
Administrative expenses	16,512	841	14,730	11,705
Selling expenses	111,456	5,674	95,547	76,375
Other income	34,741	1,769	1,157	423
Other expenses	33,959	1,729	5,909	2,741
Interest expense	11,124	566	9,646	7,777
Interest income	1,566		1,299	1,024
Other net finance expenses	6,342		3,728	(865)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	39,866	2,031	28,556	25,163
Income taxes	10,583	539	7,888	7,932
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	7,923	403	6,507	6,045
Consolidated net income	37,206	$ 1,895	27,175	23,276
Depreciation and amortization	17,665		13,709	10,825
Non-cash items other than depreciation and amortization	2,314		3,851	2,066
Investments in associates and joint ventures	96,097		128,601	111,731	$ 4,893
Total assets	588,541		545,623	409,332	29,967
Total liabilities	251,629		259,453	167,476	$ 12,812
Investments in fixed assets	25,180		22,155	18,885
Operating Segments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues	203,780		177,718	152,360
Gross profit	91,685		79,662	72,030
Interest expense	8,810		7,473	6,337
Interest income	887		715	414
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	(7,162)		14,308	14,725
Income taxes	4,554		3,928	4,551
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	60		147	155
Depreciation and amortization	11,657		8,666	7,144
Non-cash items other than depreciation and amortization	1,714		2,908	1,443
Investments in associates and joint ventures	11,500		22,357	17,873
Total assets	285,677		279,256	210,249
Total liabilities	144,968		150,023	101,514
Investments in fixed assets	14,612		12,391	11,484
Operating Segments [member] | FEMSA Comercio Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	154,204		137,139	119,884
Gross profit	58,245		50,990	43,649
Interest expense	1,317		809	612
Interest income	298		246	149
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	11,518		11,046	9,714
Income taxes	734		719	859
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	5		15	(10)
Depreciation and amortization	4,403		3,736	3,132
Non-cash items other than depreciation and amortization	296		288	296
Investments in associates and joint ventures	642		611	744
Total assets	68,820		59,740	44,677
Total liabilities	49,696		42,211	30,661
Investments in fixed assets	8,563		7,632	5,731
Operating Segments [member] | FEMSA Health Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	47,421		43,411	13,053
Gross profit	14,213		12,738	3,688
Interest expense	685		654	148
Interest income	23		31	8
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	956		914	416
Income taxes	434		371	97
Depreciation and amortization	942		855	204
Non-cash items other than depreciation and amortization	31		8	(16)
Total assets	38,496		35,862	22,534
Total liabilities	25,885		24,368	14,122
Investments in fixed assets	774		474	317
Operating Segments [member] | FEMSA Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	38,388		28,616	18,510
Gross profit	2,767		2,248	1,420
Interest expense	156		109	78
Interest income	47		37	35
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	146		182	164
Income taxes	23		16	28
Depreciation and amortization	118		92	63
Non-cash items other than depreciation and amortization	18		17	17
Investments in associates and joint ventures				19
Total assets	4,678		3,649	3,230
Total liabilities	4,091		3,132	2,752
Investments in fixed assets	291		299	228
Operating Segments [member] | Heineken investment [member]
Disclosure of operating segments [line items]
Interest income	23		20	18
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	30,000		9	8
Income taxes	(5,132)		3	2
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	7,847		6,342	5,879
Investments in associates and joint ventures	83,720		105,229	92,694
Total assets	76,555		108,976	95,502
Total liabilities	1,343		7,132	4,202
Operating Segments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues	35,357		29,491	22,774
Gross profit	7,186		6,114	5,334
Interest expense	2,359		1,580	1,269
Interest income	2,491		1,229	1,067
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	4,472		2,218	208
Income taxes	9,970		2,851	2,395
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	11		3	21
Depreciation and amortization	545		360	282
Non-cash items other than depreciation and amortization	255		630	326
Investments in associates and joint ventures	235		404	401
Total assets	150,816		90,429	49,213
Total liabilities	62,147		64,876	30,298
Investments in fixed assets	1,311		1,671	1,448
Consolidation adjustments [member]
Disclosure of operating segments [line items]
Total revenues	(18,694)		(16,868)	(14,992)
Gross profit	(3,828)		(3,548)	(2,942)
Interest expense	(2,203)		(979)	(667)
Interest income	(2,203)		(979)	(667)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	(64)		(121)	(72)
Total assets	(36,501)		(32,289)	(16,073)
Total liabilities	(36,501)		(32,289)	(16,073)
Investments in fixed assets	(371)		(312)	(323)
Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues	4,678		4,269	3,794
Consolidation adjustments [member] | FEMSA Comercio Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	198			46
Consolidation adjustments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues	$ 13,818		$ 12,599	$ 11,152

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3